Supplement Dated May 1, 2002
to
THE AAL MUTUAL FUNDS PROSPECTUS
Dated
July 17, 2001

as Supplemented
November 1, 2001, October 15, 2001 and April 1, 2002

The applicable paragraphs under the heading "Portfolio Management" of the prospectus are deleted and replaced with:

The AAL Bond Fund                                         Alan D. Onstad, CFA, Portfolio Manager
                                                          Alan Onstad, CFA, has been portfolio manager of The AAL Bond
                                                          Fund since July 19, 1999.  On May 1, 2002, he became co-manager of this fund.  Mr. Onstad also co-manages The AAL Balanced
                                                          Fund, the LB Income Fund and the Income Portfolio.  Mr. Onstad
                                                          currently serves as portfolio manager of The AAL U.S.
                                                          Government Zero Coupon Target Fund Series 2006.  Mr. Onstad has
                                                          been employed by AAL/LB since 1973.

                                                          Michael G. Landreville, CFA, Portfolio Manager
                                                          Michael Landreville, CFA, has been portfolio manager of the LB
                                                          Income Fund since September 1, 1999.  On May 1, 2002, he became co-manager of The AAL Bond Fund.  Mr. Landreville is also
                                                          co-manager of the LB Income Fund and Income Portfolio, and portfolio manager of the LB Limited Maturity Bond Fund and
                                                          Limited Maturity Portfolio.  Mr. Landreville has been employed by AAL/LB since 1983.

The AAL Bond Index Fund (applicable to Institutional      Steve H.C. Lee, FSA, Portfolio Manager
Shares only)                                              Steve Lee became portfolio manager of The AAL Bond Index Fund and the AAL Bond Index Portfolio on May 1, 2002.  In addition, he became co-portfolio manager of the AAL Balanced Portfolio.
                                                          Previously, Mr. Lee managed the asset-backed securities
                                                          portfolio in Lutheran Brotherhood's general account.  He also managed investment-grade corporate bond portfolios within
                                                          Lutheran Brotherhood's general account.  Mr. Lee has been
                                                          employed by AAL/LB since 1985.

The AAL Money Market Fund                                 Gail R. Onan, Portfolio Manager
                                                          Gail Onan became portfolio manager of The AAL Money Market Fund and the AAL Money Market Portfolio on May 1, 2002.  She is also portfolio manager of the LB Money Market Fund and the Money
                                                          Market Portfolio, a position she has had since 1994.  Ms. Onan has been employed by AAL/LB since 1969.

The AAL Mid Cap Index Fund (applicable to Institutional   Kevin R. Brimmer, FSA, Portfolio Manager
Shares only)                                              Kevin Brimmer became portfolio manager of the equity-based
The AAL Large Company Index Fund (applicable to           index funds for The AAL Mutual Funds and the equity-based index
Institutional Shares only)                                portfolios for the AAL Variable Product Series Fund, Inc. on
The AAL Small Cap Index Fund II                           May 1, 2002.  In addition, he co-manages the equity portion of
The AAL Mid Cap Index Fund II                             the AAL Balanced Portfolio. Previously, Mr. Brimmer headed the
The AAL Large Company Index Fund II                       Asset Liability Management department within the Investment
                                                          Division at AAL overseeing AAL's general account assets. Mr.
                                                          Brimmer has been employed by AAL/LB since 1985.